Debt Disclosure	12 Months Ended
Dec. 31, 2017
Bank Borrowings
Debt Disclosure
13.	BANK BORROWINGS

Bank borrowings are as follows as of the respective balance sheet dates:

	December 31,
	2016	2017
	RMB	RMB	US$
Short-term bank borrowings	1,683,676	50,000	7,685
Long-term bank borrowings, current portion	39,303	70,289	10,803

	1,722,979	120,289	18,488
Long-term bank borrowings, non-current portion	268,221	187,638	28,839

Total bank borrowings	1,991,200	307,927	47,327

The short-term bank borrowings outstanding as of December 31, 2016 and 2017 bore a weighted average interest rate of 4.22% and 4.04% per annum, respectively, and were denominated in RMB. These borrowings were obtained from financial institutions and have terms of two months to one year. The long-term bank borrowings (including current portion) outstanding as of December 31, 2016 and 2017 bore a weighted average interest rate of 5.85% and 5.50% per annum, and were denominated in RMB and HK$. These loans were obtained from financial institutions located in the PRC and Hong Kong.

As of December 31, 2016 and December 31, 2017, unused loan facilities for bank borrowings amounted to RMB766,000 and RMB140,940 (US$21,662), respectively.

Bank borrowings as of December 31, 2016 and 2017 were secured/guaranteed by the following:

December 31, 2016

Short-term bank borrowings	Secured/guaranteed by
(RMB)
1,520,000	Guaranteed by restricted cash of RMB1,751,055.
20,000	Guaranteed by noncontrolling shareholder of Aipu Group
143,676	Unsecured borrowings.

1,683,676

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
1,600	Secured by a subsidiary’s building with net book value of RMB7,938 (Note 8).
13,817	Secured by a subsidiary’s computer and network equipment with net book value of RMB31,506 (Note 8).
164,000	Secured by a subsidiary’s construction-in-progress and land use rights with net book value of RMB318,259 and RMB17,232, respectively (Note 8/Note 10).
128,107	Unsecured borrowings.

307,524

December 31, 2017 Short-term bank borrowings	Secured/guaranteed by
(RMB)
50,000	Secured by restricted cash of RMB50,809 (US$7,809).

50,000

Long-term bank borrowings (including current portion)	Secured/guaranteed by
(RMB)
158,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB344,932 (US$53,015) and RMB16,818 (US$2,585), respectively (Note 8/Note 10).
99,927	Unsecured borrowings

257,927

Bonds Payable
Debt Disclosure
16.	BONDS PAYABLE

On June 26, 2014, the Company issued and sold bonds with an aggregate principal amount of RMB2,000,000 at a coupon rate of 6.875% per annum (the “2017 Bonds”). The 2017 Bonds were fully repaid as of December 31, 2017.

On August 17, 2017, the Company issued and sold bonds with an aggregate principle amount of US$200,000 at a coupon rate of 7% per annum, or the Original Bonds. On September 29, 2017, the Company issued and sold bonds with an aggregate principle amount of US$100,000 at a coupon rate of 7% per annum, or the Bonds. The Bonds were priced at a slight premium of 100.04, with an effective yield of 6.98% (collectively, “2020 Bonds”). The 2020 Bonds will mature on August 17, 2020. The 2020 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the 2020 Bonds is payable semi-annually in arrears on August 17 and February 17 in each year, beginning from February 17, 2018.

Net proceeds from 2020 Bonds after deducting issuance costs were RMB1,926,419 (US$296,085). The proceeds from issuance of 2020 Bonds will be used for refinancing outstanding indebtedness, fund future capital needs, and for general corporate purposes.

The 2020 Bonds are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including accounts payable) of the Company’s subsidiaries and Consolidated VIEs.

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the bonds payable and bank borrowings (Note 13) in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2018	120,289	18,488
2019	75,638	11,625
2020	1,992,760	306,281
2021	39,000	5,994
2022 thereafter	40,500	6,225